Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Results of Operations (Unaudited)
Revenue	$ 17,726	$ 17,846	$ 32,099	$ 28,386	$ 17,031	$ 18,972	$ 13,517	$ 29,086	$ 39,823	$ 95,362	$ 101,398	$ 142,946
Gross profit (loss)	1,918	(5,341)	14,969	13,886	1,602	224	(1,093)	11,652	18,985	25,116	29,768	30,880
Operating loss	(40,571)	(111,454)	(2,742)	(9,705)	(30,003)	(29,764)	(26,888)		(2,642)	(153,904)	(69,013)	(56,152)
Operating Losses								(9,719)
Provision for (benefit from) income taxes	296	14	2,562	17	(6,677)	(805)	70		27	(4,084)	(683)	6,628
Provision for income tax expenses								25
Net loss	$ (40,817)	$ (111,457)	$ (5,295)	$ (9,727)	$ (23,385)	$ (28,741)	$ (26,827)		$ (2,182)	$ (149,864)	$ (67,226)	$ (62,300)
Net losses								$ (9,476)
Net loss per share, basic and diluted (in USD per share)	$ (0.22)	$ (0.64)	$ (0.04)	$ (0.07)	$ (0.17)	$ (0.21)	$ (0.20)		$ (0.02)	$ (1.01)	$ (0.50)	$ (0.48)
Net loss per share								$ (0.07)